ACQUISITION - Narrative (Details) - CAD ($) $ in Millions			9 Months Ended	12 Months Ended
	Aug. 01, 2024	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Loss on Acquisition (Note 5)				$ 616	$ 0
Deferred tax recovery				415	$ (88)	[1]
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures
Disclosure of detailed information about business combination [line items]
Purchase price consideration		$ 2,800	$ 5,194	5,194			$ 5,194
Liabilities incurred		327
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 2,600
Loss on Acquisition (Note 5)				616
Deferred tax recovery				626
Property, plant and equipment			6,345	6,345			6,339
Goodwill			803	803			$ 805
Acquisition-related costs				24
Revenue of acquiree since acquisition date			1,300
Net earnings of acquiree since acquisition date			$ 493
Additional revenue				524
Additional net earnings				$ 74
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Aux Sable's U.S. Operations
Disclosure of detailed information about business combination [line items]
Purchase price consideration	$ 160
Ownership interest in joint venture		85.40%
Percentage of equity interest, remaining amount acquired	14.60%
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Cost | Goodwill
Disclosure of detailed information about business combination [line items]
Allocated goodwill		$ 380

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies